Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Change in valuation allowance					$ 56,079	$ 65,574
Income taxes provision	$ 19,594	$ 160,397	$ 38,961	$ 414,950	$ 450,960	$ 309,931